Consolidated Statements of Operations - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]
Revenues and other income
Revenue	€ 765	€ 30,839	€ 69
Other income	6,993	10,122	7,425
Revenues and other income	7,758	40,961	7,494
Operating expenses and other operating income (expenses)
Research and development expenses	(59,097)	(66,170)	(67,024)
General and administrative expenses	(14,270)	(17,265)	(9,076)
Marketing and market access expenses	(11,216)	(13,708)	(717)
Reorganization and restructuring expenses	(5,308)
Other operating income (expenses)	(764)	(1,649)	(162)
Operating income (loss)	(82,897)	(57,832)	(69,484)
Financial income	6,544	5,221	728
Financial expenses	(25,296)	(13,110)	(11,118)
Financial profit (loss)	(18,752)	(7,889)	(10,391)
Net profit (loss) before tax	(101,649)	(65,721)	(79,875)
Income tax benefit (expense)	428	576	354
Net profit (loss)	(101,221)	(65,144)	(79,521)	[2]
Attributable to owners of the Company	€ (101,221)	€ (65,144)	€ (79,521)
Basic and diluted earnings (loss) per share
Basic and diluted earnings (loss) per share (€/share)	€ (2.60)	€ (1.76)	€ (2.55)

[1]	The Group applied IFRS16 ”Leases” from January 1, 2019 using the modified retrospective method and therefore, the comparative information for 2018 has not been restated . The impact of this application is presented in note 4.7
[2]	The Group applied IFRS16 ”leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of the application is presented in note 4.7